Sales General and Administrative Expenses	12 Months Ended
Dec. 31, 2025
Sales General and Administrative Expenses
Sales, General and administrative expenses

NOTE 23 – Sales, General and administrative expenses

General and administrative expenses

These are all expenses related to administrative and commercial service providers, payroll, and consumption expenses to maintain the company's routine.

	For year ended		Change
	12/31/2025	12/31/2024	$	%

Administrative expenses
Services 3rd parties	(627,594)	(114,223)	(436,784)	382%
General expesnes	(14,288)	(4,036)	(10,252)	254%
Labor	(4,060)	(11,173)	7,113	(64)%
PLCD	(32,952)	(23,128)	(9,824)	42%
Depreciation	(30,205)	(235,119)	204,914	(87)%
Total	(709,099)	(387,679)	(321,420)	83%

Sales expenses
General expesnes	-	(25,432)	25,432	(100)%
Labor	(30,137)	(30,112)	(25)	0%
Royalties	-	(1,416)	1,416	(100)%
Total	(30,137)	(56,960)	26,823	(47)%